Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets [Text Block]

8. Exploration and Evaluation Assets

Exploration and evaluation assets are summarized in the table below:

	April 30,	April 30,
	2022	2021
Northbase Resources Inc. - Blueberry Property (a)	$-	$1,457,886
Canam Alpine Ventures Ltd. - Panuco-Copala property (b)	118,789,742	17,030,382
Vizsla Copper Corp. - Carruthers Pass property (c)	-	20,000
	$118,789,742	$18,508,268

a) Northbase Resources Inc. - Blueberry Property

On January 16, 2019, pursuant to a definitive share exchange agreement dated December 17, 2018, the Company acquired all of the issued and outstanding common shares of Northbase Resources Inc. ("Northbase") a private British Columbia company which controls a district-scale (20,265 hectare) land package known as the Blueberry Property in the Babine porphyry copper district in central British Columbia. Under the terms of the acquisition, the holders of Northbase shares received one common share of the Company in exchange for each Northbase share held. NorthBase Resources Inc.'s name was changed to Vizsla Copper Corp. on April 23, 2021.

On September 20, 2021, the Company completed the Arrangement and spin-out Vizsla Copper with its 100% interest of the copper resource at the Blueberry Property (note 5).

Cost related to the properties can be summarized as follows:

	Balance	Additions	Balance	Additions	Transfer to	Balance
	April 30, 2020		April 30, 2021		Vizsla Copper	April 30, 2022
Acquisition costs
Shares	$1,357,467	$-	$1,357,467	-	$(1,357,467)	$-
	1,357,467	-	1,357,467	-	(1,357,467)	-

Exploration costs
Analysis	15,365	-	15,365	-	(15,365)	-
Equipment	13,800	-	13,800	-	(13,800)	-
Geophysical consulting	45,499	-	45,499	-	(45,499)	-
Project management	6,130	-	6,130	-	(6,130)	-
Travel, supplies and field expenses	19,625	-	19,625	-	(19,625)	-
Subtotal	100,419	-	100,419	-	(100,419)	-

Balance	$1,457,886	$-	1,457,886	-	$(1,457,886)	$-

b) Canam Alpine Ventures Ltd. - Panuco-Copala Property

On November 5, 2019, pursuant to a definitive share exchange agreement (the "Agreement") dated September 13, 2019, the Company acquired all of the issued and outstanding common shares of Canam Alpine Ventures Ltd.("Canam"), a private British Columbia company. Canam owns two subsidiaries in Mexico, Minera Canam S.A. de C.V. and Operaciones Canam Alpine S.A. de C.V. According to the Agreement, the Company agreed to pay the consideration of $45,000 cash and issue 6,000,000 common shares (issued) and 12,000,000 Milestone Shares on the occurrence of milestone events as follows:

- Milestone event 1:      Upon exercise of any defined options by Canam, the Company will issue 6,500,000 common shares (issued);

- Milestone event 2: Upon definition of a resource greater than 200,000 gold equivalent ounces, the Company will issue 5,500,000 common shares (issued).

In addition, the Company issued 250,000 common shares at the closing of the transaction and agreed to issue an additional 250,000 common shares on each occurrence of Milestone event 1 and 2 for a total of 750,000 common shares as finders' fees. The Company recorded $296,250 and $12,344 as contingent consideration in relation to the two milestone events and related finder's fees, respectively, which represented its fair value at the date of acquisition and was classified as shares to be issued, representing the fair value at the date of acquisition of the fixed number of shares that are required to be issued based on the milestones. The contingent consideration will not be remeasured, and settlement is accounted for in equity. As of April 30, 2022, the milestones have occurred and the shares have been issued. As a result, the full $308,595 of contingent consideration has been reversed.

On August 8, 2019, Canam entered into an option agreement with Minera Rio Panuco S.A. de C.V. ("Panuco") whereby the Company can earn a 100% interest in certain concessions and assets by spending USD$2,000,000 in exploration by the second anniversary date of the agreement and paying a cumulative of USD$23,000,000. The option agreement was amended on May 6, 2020, to extend the schedule of Canam's payment and investment obligations for an additional one year and the Company paid USD$80,000 for the extension.

On September 9, 2019, Canam entered into an option agreement with Silverstone Resources S.A. de C.V. ("Copala") whereby the Company can earn a 100% interest in certain concessions and assets by spending USD$1,423,000 in exploration by the second anniversary date of the agreement and paying a cumulative of USD$20,000,000. Certain claims of Copala are subject to a 3.0% net smelter royalty ("NSR") which can be brought down to 1.5% for 10% interest or property right on the mining concessions.

On July 21, 2021, the Company signed a binding amending agreement (the "Panuco Amending Agreement") with Panuco and has executed a binding option exercise notice ("Copala Exercise Notice") with Copala, which together will constitute the acceleration and exercise of the Company's option to acquire 100% of the Panuco-Copala silver gold district ("Panuco District" or the "Project").

Under the Amending Agreement, Vizsla/Canam and Panuco have agreed to amend the terms of the original Panuco option agreement in order to accelerate the Company's exercise of its option on the Panuco property (the "Panuco Property"). Upon closing of the transactions contemplated by the Panuco Amending Agreement, Vizsla will acquire a 100% ownership interest in the Panuco Property (comprising 43 mining concessions with a combined surface area of 3,839 Ha) and the "El Coco" mill (the "Mill") in consideration for:

  A cash payment of US$4,250,000 (paid) upon signing of the Amending Agreement;
  The issuance of 6,245,902 common shares of Vizsla priced at C$2.44 per share (for a total value of US$12,000,000) upon the completion of the transfer of the Panuco Property on or before August 10, 2021 (issued, Note 9(b)); and
  A cash payment of US$6,100,000, following the refurbishment and transfer of ownership of the mill which is to occur on or before April 30, 2022 (US$250,000 was paid on August 19, 2021; US$850,000 paid on February 1, 2022, for the mineral claims around the Coco mill. US$5,000,000 was paid on May 6th, 2022, subsequently to the year ended April 30, 2022 (Note 15).

The mineral concessions comprising the Panuco Property include the Napoleon vein corridor, which has seen the majority of Vizsla's exploration.

Under the Copala Exercise Notice, Vizsla and Copala have agreed to amend the terms of the original Copala option agreement in order to accelerate the Company's exercise of its option on the Copala property (the "Copala Property"). A definitive agreement was signed on July 20, 2021 (the "Copala Amending Agreement" and, together with the Panuco Amending Agreement, the "Amending Agreements"). Upon closing of the transactions contemplated by the Copala Amending Agreement, Vizsla will acquire a 100% ownership interest in the Copala Property (comprising 64 mining concessions with a combined surface area of 5,547 Ha) in consideration for:

  A cash payment of US$9,500,000 payable to Copala upon the completion of the transfer of the Copala Property on or before August 3, 2021 (paid); and
  The issuance to Copala of 4,944,672 common shares of Vizsla priced at C$2.44 per share upon the completion of the transfer of the Copala Property (issued, Note 8(b)).

Costs related to the properties can be summarized as follows:

	Balance April 30, 2020	Additions	Balance April 30, 2021	Additions	Balance April 30, 2022
Acquisition costs
Cash	$45,000	$967,761	$1,012,761	$18,731,540	$19,744,301
Contingent consideration	308,595	-	308,595	(308,595)	$-
Effective settlement of loans receivables	1,064,647	-	1,064,647	125,377	1,190,024
Shares	1,896,987	-	1,896,987	56,250,001	58,146,988
Transaction cost	125,190	-	125,190	(125,190)	-
Subtotal	$3,440,419	$967,761	$4,408,180	$74,673,133	$79,081,313

	Balance April 30, 2020	Additions	Balance April 30, 2021	Additions	Balance April 30, 2022
Exploration costs
Analysis	$162,056	$1,204,518	$1,366,574	$3,800,021	$5,166,595
Depreciation	-	3,563	3,563	20,388	23,951
Drilling	368,376	5,603,046	5,971,422	14,964,594	20,936,018
Ejido Rights	-	80,901	80,901	340,342	421,243
Engineering consulting	-	-	-	671,537	671,537
Equipment	69,283	312,982	382,265	924,121	1,306,386
Field Cost	357,157	1,734,955	2,092,112	2,250,098	4,342,210
Geological Consulting	553,226	1,088,130	1,641,356	2,561,712	4,203,068
Maintenance	174,717	140,718	315,435	81,504	396,939
Rent of land	-	86,099	86,099	153,596	239,695
Travel and miscellaneous	64,595	710,156	774,751	1,600,910	2,375,661
Subtotal	$1,749,410	$10,965,068	$12,714,478	$27,368,823	$40,083,303

	$5,189,829	$11,932,829	$17,122,658	$102,041,956	$119,164,616

Effect of change in exchange rate		$(92,276)	(92,276)	$(282,596)	$(374,874)

Total		$11,840,553	$17,030,382	$101,759,360	$118,789,742

The Company created a 100% owned subsidiary, Canam Royalties Mexico, S.A. de C.V. ("Canam Royalties") through Vizsla Royalty Corp., which is 100% owned by the Company. On February 23, 2022, Vizsla transferred 2% NSR on certain concessions and 0.5% NSR on certain concessions to Canam Royalties.

c) Carruthers Pass Property, British Columbia

On March 15, 2021, the Company announced entering into an option agreement with Cariboo Rose Resources to earn a 60% interest in the Carruthers Pass copper property. To earn 60% interest the Company has to make $400,000 of stage payments, issue $250,000 worth common shares and incur $3,000,000 worth exploration expenses on the property over period of five years.

The Company paid $20,000 as option payment during the year ended April 30, 2021. Following is a summary of the terms of exercising the option:

Milestone	Work Commitment	Option Payment	Share Issuance
On signing (paid)	$-	$20,000	$-
12-month anniversary of signing	100,000	20,000	10,000
24-month anniversary of signing	300,000	40,000	35,000
36-month anniversary of signing	600,000	75,000	40,000
48-month anniversary of signing	1,000,000	110,000	75,000
60-month anniversary of signing	1,000,000	135,000	90,000
Total	$3,000,000	$400,000	$250,000

On September 20, 2021, the Company completed the Arrangement and transferred its 100% interest of the copper resource at the Carruthers Pass Property to Vizsla Copper (note 5).

Costs related to the property can be summarized as follows:

	Balance April 30, 2021	Additions	Transfer to Vizsla Copper	Balance April 30, 2022

Acquisition costs
Cash	$20,000	-	$(20,000)	$-

Exploration costs
Geophysical consulting	-	16,710	(16,710)	-

Balance	$20,000	16,710	$(36,710)	-